Organization and Nature of Operations - Summary of Company's Principal Subsidiaries and VIEs (Detail) - Variable Interest Entity VIE Activities [Member]	12 Months Ended
Dec. 31, 2024
Guangzhou Chengxing Zhidong Automotive Technology Co., Ltd. ("Chengxing") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 09, 2015
Equity interest held	100.00%
Principal activities	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd.("Xiaopeng Technology") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	May 12, 2016
Equity interest held	100.00%
Principal activities	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co., Ltd. [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Apr. 07, 2017
Equity interest held	100.00%
Principal activities	Design and technology development
Guangzhou Xiaopeng Automatic Driving Technology Co., Ltd. [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Nov. 18, 2019
Equity interest held	100.00%
Principal activities	Technology development
Guangzhou Xiaopeng Smart Charging Technology Co., Ltd. [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jun. 22, 2020
Equity interest held	100.00%
Principal activities	Smart charging technology development
Guangzhou Zhipeng Manufacturing Co., Ltd. [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 14, 2021
Equity interest held	100.00%
Principal activities	Manufacturing of vehicles
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.("Zhaoqing Xiaopeng New Energy") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Feb. 13, 2020
Equity interest held	100.00%
Principal activities	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co., Ltd.("Zhaoqing XPeng") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	May 18, 2017
Equity interest held	100.00%
Principal activities	Manufacturing of battery pack
Xiaopeng Motors Sales Co., Ltd. ("Xiaopeng Motors Sales") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 08, 2018
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co., Ltd.("Beijing Xiaopeng") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Apr. 28, 2018
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail, design and technology development
Xiaopeng Automobile Central China (Wuhan) Co.,Ltd.("Wuhan Xiaopeng") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Apr. 30, 2021
Equity interest held	100.00%
Principal activities	Technology development and vehicle retail
Wuhan Xiaopeng Smart Manufacturing Co., Ltd. [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Aug. 16, 2021
Equity interest held	100.00%
Principal activities	Manufacturing of battery pack and electric drive system
Shanghai Xiaopeng Motors Technology Co., Ltd.("Shanghai Xiaopeng") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Feb. 12, 2018
Equity interest held	100.00%
Principal activities	Technology development and vehicle retail
Shenzhen Xiaopeng Automobile Supply Chain Management Co., Ltd. [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 05, 2024
Equity interest held	100.00%
Principal activities	Export trading
XPeng Huitian Holding Limited [Member] | VIRGIN ISLANDS, BRITISH
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Oct. 12, 2020
Equity interest held	100.00%
Principal activities	Investment holding
Dogotix Inc. [Member] | VIRGIN ISLANDS, BRITISH
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Oct. 09, 2023
Equity interest held	100.00%
Principal activities	Investment holding
XPeng (Hong Kong) Limited [Member] | HONG KONG
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Feb. 12, 2019
Equity interest held	100.00%
Principal activities	Investment holding
Guangzhou Zhipeng IoV Technology Co., Ltd. ("Zhipeng IoV") [member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	May 23, 2018
VIA -Principal activities	Business of development and the operation of an Internet of Vehicles network
Guangzhou Yidian Zhihui Chuxing Technology Co., Ltd. ("Yidian Chuxing") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	May 24, 2018
VIA -Principal activities	Business of provision of online-hailing services through online platform
Guangzhou Xintu Technology Co., Ltd. ("Xintu Technology") [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	Apr. 27, 2021
VIA -Principal activities	Surveying and mapping
Guangdong Intelligent Insurance Agent Co., Ltd. ("GIIA", formerly known as Qingdao Miaobao Insurance Agent Co., Ltd.) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	Jul. 22, 2022
VIA -Principal activities	Insurance agency
Jiangsu Zhipeng Kongjian Information Technology Co., Ltd. ("Zhipeng Kongjian", formerly known as Jiangsu Zhitu Technology Co., Ltd., a subsidiary of Xintu Technology) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	Jun. 23, 2021
VIA -Principal activities	Surveying and mapping